Document And Entity Information	12 Months Ended
Jun. 30, 2021 shares
Document Information Line Items
Entity Registrant Name	Color Star Technology Co., Ltd.
Trading Symbol	CSCW
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	110,356,629
Amendment Flag	false
Entity Central Index Key	0001747661
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-226308
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	800 3rd Ave
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Title of 12(b) Security	Ordinary Shares, par value $0.001
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity Address, Country	US
Business Contact
Document Information Line Items
Entity Address, Address Line One	800 3rd Ave
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Contact Personnel Name	Basil Wilson
City Area Code	(212)
Local Phone Number	220-3967